RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 126,581,122	$ 120,422,135
Loans deemed distributed	0	0
Net assets per the Form 5500	$ 126,581,122	$ 120,422,135